Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) - International SFr in Millions	Dec. 31, 2023 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 111
Year two	108
Year three	112
Year four	107
Year five	103
For five years thereafter	572
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	7
Year two	9
Year three	8
Year four	8
Year five	7
For five years thereafter	SFr 31